Note 13 - Segmented Information (Tables)	6 Months Ended
May 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
	Three months ended		Six months ended
	May 31,	May 31,	May 31,	May 31,
	2017	2016	2017	2016
	$	$	$	$

Revenue
Canada	—	—	—	—
United States	2,001,512	556,044	3,236,878	1,122,981
	2,001,512	556,044	3,236,878	1,122,981

	May 31,	November 30,
	2017	2016
	$	$
Total assets
Canada	7,779,777	7,974,689

Total property and equipment
Canada	3,204,467	1,889,638